Vessels, net (Details)	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Annual growth rate of time charter rates	1.70%
Expected rate of inflation	3.70%
Expected fleet utilisation rate	90.00%
Supramax
Disclosure of detailed information about property, plant and equipment [line items]
Vessel capacity	50,000
Panamax
Disclosure of detailed information about property, plant and equipment [line items]
Vessel capacity	70,000